Revenue Recognition Revenue Recognition - Disaggregation of Revenue by Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Casino									$ 2,168	$ 1,608	$ 1,728
Food and beverage									982	822	849
Rooms									1,074	950	895
Reimbursed management costs									48	0	10
Revenues									4,689	3,699	3,784
Other revenue									596	497	475
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	4,868	3,877	3,957
Entertainment [Member]
Sales Revenue, Services, Other									417	319	302
Other [Member]
Other revenue									179	178	173
Intersegment Eliminations [Member]
Casino									0	0	0
Food and beverage									0	0	0
Rooms									0	0	0
Reimbursed management costs									0		0
Revenues									(6)	0	0
Other revenue									(7)	0	0
Net revenues									(7)	0	0
Intersegment Eliminations [Member] | Entertainment [Member]
Sales Revenue, Services, Other									(6)	0	0
Intersegment Eliminations [Member] | Other [Member]
Other revenue									(1)	0	0
Corporate and Other [Member]
Casino									103	32	40
Food and beverage									8	2	2
Rooms									1	0	0
Reimbursed management costs									46		10
Revenues									197	41	77
Other revenue									44	12	26
Net revenues									202	46	78
Corporate and Other [Member] | Entertainment [Member]
Sales Revenue, Services, Other									39	7	25
Corporate and Other [Member] | Other [Member]
Other revenue									5	5	1
Las Vegas, NV [Member] | Operating Segments [Member]
Casino									877	774	791
Food and beverage									700	630	643
Rooms									872	800	748
Reimbursed management costs									1		0
Revenues									2,750	2,461	2,402
Other revenue									465	418	379
Net revenues									2,915	2,622	2,561
Las Vegas, NV [Member] | Operating Segments [Member] | Entertainment [Member]
Sales Revenue, Services, Other									300	257	220
Las Vegas, NV [Member] | Operating Segments [Member] | Other [Member]
Other revenue									165	161	159
Other U.S. [Member] | Operating Segments [Member]
Casino									1,188	802	897
Food and beverage									274	190	204
Rooms									201	150	147
Reimbursed management costs									1		0
Revenues									1,748	1,197	1,305
Other revenue									94	67	70
Net revenues									1,758	1,209	1,318
Other U.S. [Member] | Operating Segments [Member] | Entertainment [Member]
Sales Revenue, Services, Other									84	55	57
Other U.S. [Member] | Operating Segments [Member] | Other [Member]
Other revenue									$ 10	$ 12	$ 13